UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Bank & Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Bank and Thrift Opportunity Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating          ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 0.09%                                                                                                             $912,065
(Cost $770,000)

Regional Banks 0.09%                                                                                                     912,065
CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)                                         11.750   06-06-2027   B-                770         912,065

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 90.45%                                                                                                $899,419,861
(Cost $385,265,281)

Asset Management & Custody Banks 4.37%                                                                                43,490,113
Affiliated Managers Group, Inc. (MA) (I)(L)                                                              200,750      14,313,475
Bank of New York Co., Inc. (The) (NY)                                                                    313,000       9,634,140
Federated Investors, Inc. (Class B) (PA)                                                                  30,000         958,200
Legg Mason, Inc. (MD)                                                                                     10,250       1,047,038
Mellon Financial Corp. (PA)                                                                              330,000      10,051,800
Northern Trust Corp. (IL)                                                                                 70,000       3,556,000
State Street Corp. (MA)                                                                                   79,000       3,929,460

Consumer Finance 0.25%                                                                                                 2,516,000
MBNA Corp. (DE)                                                                                          100,000       2,516,000

Diversified Banks 13.63%                                                                                             135,518,754
Bank of America Corp. (NC)                                                                               498,170      21,720,212
Comerica, Inc. (MI)                                                                                      447,400      27,336,140
Toronto-Dominion Bank (The) (Canada)                                                                     140,499       6,422,209
U.S. Bancorp. (MN)                                                                                       878,541      26,408,942
Wachovia Corp. (NC)                                                                                      535,071      26,956,877
Wells Fargo & Co. (CA)                                                                                   434,861      26,674,374

Other Diversified Financial Services 3.89%                                                                            38,700,678
Citigroup, Inc. (NY)                                                                                     505,925      22,007,737
JPMorgan Chase & Co. (NY)                                                                                475,041      16,692,941

Regional Banks 61.84%                                                                                                614,886,499
ABC Bancorp. (GA)                                                                                         78,480       1,569,600
Alabama National Bancorp. (AL)                                                                           142,500       9,882,375
Amegy Bancorp., Inc. (TX)                                                                                520,660      11,860,635
AmericanWest Bancorp. (WA) (I)                                                                           357,921       8,196,391
AmSouth Bancorp. (AL)                                                                                     95,879       2,675,983
BB&T Corp. (NC)                                                                                          344,846      14,421,460
Benjamin Franklin Bancorp., Inc. (MA)                                                                     15,000         208,050
Beverly National Corp. (MA)                                                                               47,500       1,227,875
BOK Financial Corp. (OK)                                                                                 117,208       5,705,685
Camden National Corp. (ME)                                                                               140,000       5,363,400
Capital City Bank Group, Inc. (FL)                                                                        74,543       2,769,272
Cardinal Financial Corp. (VA) (I)                                                                         86,200         894,756
Cascade Bancorp. (OR)                                                                                    194,272       4,464,371
Chittenden Corp. (VT)                                                                                    175,245       5,132,926
City Holding Co. (WV)                                                                                     41,600       1,595,360
City National Corp. (CA)                                                                                 222,927      16,289,276
CoBiz, Inc. (CO)                                                                                          11,650         213,195
Colonial BancGroup, Inc. (The) (AL)                                                                      585,200      13,617,604
Columbia Bancorp. (MD)                                                                                    90,000       3,752,100
Columbia Bancorp. (OR)                                                                                    13,250         276,263
Columbia Banking System, Inc. (WA)                                                                        29,645         820,574
Commercial Bankshares, Inc. (FL)                                                                          63,702       2,504,126
Community Bancorp. (NV) (I)                                                                               10,790         356,178
Community Banks, Inc. (PA) (L)                                                                           105,055       2,913,175
Compass Bancshares, Inc. (AL)                                                                            563,357      27,159,441
Cullen/Frost Bankers, Inc. (TX)                                                                           20,000       1,002,000
Dearborn Bancorp., Inc. (MI) (I)                                                                          41,310       1,074,060
Desert Community Bank (CA)                                                                               137,500       3,678,139
DNB Financial Corp. (PA)                                                                                  69,121       1,745,305
East West Bancorp., Inc. (CA)                                                                            500,000      17,250,000
EuroBancshares, Inc. (Puerto Rico) (I)                                                                    87,830       1,469,396
F.N.B. Corp. (PA)                                                                                         90,049       1,778,468
Fifth Third Bancorp. (OH) (L)                                                                            510,040      21,982,724
Financial Institutions, Inc. (NY)                                                                         73,000       1,406,710
First Charter Corp. (NC)                                                                                  52,200       1,291,950
First Horizon National Corp. (TN)                                                                        156,650       6,389,753
First Midwest Bancorp., Inc. (IL)                                                                         49,000       1,828,680
First National Lincoln Corp. (ME)                                                                        146,499       2,636,982
First Regional Bancorp. (CA) (I)                                                                         150,000      12,213,000
First State Bancorp. (NM)                                                                                130,000       2,886,000
FirstMerit Corp. (OH)                                                                                      2,950          83,456
Fulton Financial Corp. (PA)                                                                              133,503       2,411,064
Glacier Bancorp., Inc. (MT)                                                                              367,788      10,504,025
Harleysville National Corp. (PA)                                                                         137,776       3,093,071
Hibernia Corp. (Class A) (LA)                                                                            234,700       7,937,554
Independent Bank Corp. (MI)                                                                              308,105       9,514,282
International Bancshares Corp. (TX)                                                                      200,337       6,056,188
KeyCorp (OH) (L)                                                                                         320,000      10,956,800
Lakeland Financial Corp. (IN)                                                                              7,000         300,650
M&T Bank Corp. (NY) (L)                                                                                  238,657      25,896,671
Marshall & Ilsley Corp. (WI) (L)                                                                         584,795      26,853,786
MB Financial, Inc. (IL)                                                                                  123,950       5,156,320
Mercantile Bankshares Corp. (MD)                                                                         209,500      11,656,580
Merrill Merchants Bankshares, Inc. (ME)                                                                   75,897       1,783,579
Mid-State Bancshares (CA)                                                                                 50,000       1,544,000
National City Corp. (DE)                                                                                 550,687      20,325,857
North Fork Bancorp., Inc. (NY)                                                                           887,092      24,297,450
Northrim Bancorp., Inc. (AK)                                                                              70,053       1,693,181
Oriental Financial Group, Inc. (Puerto Rico)                                                              20,234         322,732
Pacific Capital Bancorp. (CA)                                                                            364,354      12,468,194
Placer Sierra Bancshares (CA)                                                                             14,550         433,445
PNC Financial Services Group, Inc. (PA)                                                                  418,500      22,942,170
Prosperity Bancshares, Inc. (TX)                                                                         125,000       3,850,000
Provident Bankshares Corp. (MD)                                                                          165,058       5,611,972
Regions Financial Corp. (AL) (L)                                                                         127,390       4,285,400
Republic Bancorp., Inc. (MI)                                                                               3,300          48,840
S&T Bancorp., Inc. (PA)                                                                                  154,700       6,152,419
Sandy Spring Bancorp., Inc. (MD)                                                                           9,500         328,035
Security Bank Corp. (GA)                                                                                  70,000       1,661,100
Sky Financial Group, Inc. (OH)                                                                           234,850       6,688,528
SNB Bancshares, Inc. (TX) (I)                                                                             94,340       1,084,910
Southwest Bancorp., Inc. (OK)                                                                             41,000         940,950
Summit Bancshares, Inc. (TX)                                                                             279,000       5,102,910
SunTrust Banks, Inc. (GA) (L)                                                                            346,826      25,221,187
Synovus Financial Corp. (GA)                                                                             450,000      13,306,500
Taylor Capital Group, Inc. (IL)                                                                          213,200       7,809,516
TCF Financial Corp. (MN)                                                                                 428,016      11,757,600
TD Banknorth, Inc. (ME)                                                                                  334,517       9,961,916
Texas United Bancshares, Inc. (TX)                                                                        47,100         906,675
TriCo Bancshares (CA)                                                                                     53,000       1,286,840
UCBH Holdings, Inc. (CA) (L)                                                                             400,000       7,308,000
Umpqua Holdings Corp. (OR)                                                                               177,901       4,435,072
Univest Corp. (PA)                                                                                       205,218       6,386,384
Valley National Bancorp. (NJ)                                                                            157,386       3,706,440
Vineyard National Bancorp., Co. (CA)                                                                     283,970       9,481,758
Virginia Commerce Bancorp., Inc. (VA) (I)                                                                 16,671         436,113
Virginia Financial Group, Inc. (VA)                                                                       22,400         819,616
West Coast Bancorp. (OR)                                                                                  67,583       1,770,675
Western Alliance Bancorp. (NV) (I)                                                                        20,650         638,085
Whitney Holding Corp. (LA)                                                                               159,750       5,290,920
Wilmington Trust Corp. (DE)                                                                              350,000      13,128,500
Yardville National Bancorp. (NJ)                                                                          97,400       3,526,854
Zions Bancorp. (UT) (L)                                                                                  324,825      23,218,491

Specialized Finance 0.23%                                                                                              2,233,484
CIT Group, Inc. (NJ)                                                                                      50,600       2,233,484

Thrifts & Mortgage Finance 6.24%                                                                                      62,074,333
Astoria Financial Corp. (NY) (L)                                                                         107,865       3,013,748
Commercial Capital Bancorp., Inc. (CA)                                                                   450,000       8,928,000
Countrywide Financial Corp. (CA)                                                                         291,500      10,494,000
Freddie Mac (VA)                                                                                         140,000       8,859,200
Hingham Institute for Savings (MA)                                                                        80,000       3,356,800
Hudson City Bancorp., Inc. (NJ)                                                                          383,810       4,540,472
LSB Corp. (MA)                                                                                            65,000       1,114,750
New York Community Bancorp., Inc. (NY)                                                                    40,000         734,400
NewAlliance Bancshares, Inc. (CT)                                                                         12,581         181,795
PennFed Financial Services, Inc. (NJ)                                                                    313,600       5,948,992
Sovereign Bancorp., Inc. (PA)                                                                             30,000         719,700
Washington Mutual, Inc. (WA)                                                                             254,312      10,803,174
Webster Financial Corp. (CT)                                                                              70,110       3,379,302

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 9.46%                                                                                         $94,055,939
(Cost $94,055,939)

Certificates of Deposit 0.01%                                                                                             81,467
Deposits in mutual banks                                                                                                  81,467

Joint Repurchase Agreement 2.22%                                                                                      22,034,000
Investment in a joint repurchase agreement
transaction with Bank of America Corp. - Dated
07-29-05 due 08-01-05 (secured by U.S. Treasury
STRIP'S due 11-15-10 thru 08-15-27)                                                        3.300          22,034      22,034,000

                                                                                                          Shares
Cash Equivalents 7.23%                                                                                                71,940,472
AIM Cash Investment Trust (T)                                                                         71,940,472      71,940,472

Total investments 100.00%                                                                                           $994,387,865


John Hancock
Bank and Thrift Opportunity Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $480,091,220. Gross unrealized appreciation and depreciation of investments aggregated $515,065,986 and $769,341, respectively, resulting in net unrealized appreciation of $514,296,645.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: BTO

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q3     7/05
          9/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


By: /s/ John G. Vrysen
    -------------------------------------
    John G. Vrysen
    Executive Vice President and Chief Financial Officer

Date: September 30, 2005